Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 27, 2025	Apr. 28, 2025	Apr. 14, 2025	Mar. 31, 2025	Feb. 03, 2025	Jan. 13, 2025	Dec. 31, 2024	Dec. 09, 2024	Dec. 02, 2024	Sep. 30, 2024	Sep. 09, 2024	Aug. 12, 2024	Jun. 30, 2024	Apr. 15, 2024	Mar. 31, 2024	Mar. 04, 2024	Dec. 31, 2023	Nov. 06, 2023	Sep. 30, 2023	Jul. 10, 2023	Jun. 30, 2023	Jun. 26, 2023	Mar. 31, 2023	Mar. 27, 2023	Feb. 07, 2023	Dec. 31, 2022	Nov. 14, 2022	Oct. 27, 2022	Sep. 30, 2022	Sep. 29, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 07, 2022	Feb. 14, 2022	Dec. 31, 2021	Nov. 01, 2021	Oct. 07, 2021	Sep. 30, 2021	Sep. 27, 2021	Jun. 30, 2021	May 24, 2021	May 12, 2021	May 10, 2021	Dec. 31, 2020	Dec. 28, 2020	Sep. 03, 2020
C000233894
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Aggregate Bond ETF
Account Value	$ 10,401				$ 10,533			$ 10,057			$ 10,411			$ 9,795		$ 9,861		$ 9,897		$ 9,336		$ 9,558		$ 9,424			$ 9,124			$ 9,243		$ 9,511	$ 9,797		$ 10,000
C000259296
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Barrier Income ETF
Account Value	$ 10,652			$ 10,000
C000254610
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Bond Bull ETF
Account Value	$ 8,257				8,812			8,685	$ 10,000
C000255354
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify China A Shares PLUS Income ETF
Account Value	$ 12,186				10,244		$ 10,000
C000254609
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Currency Strategy ETF
Account Value	$ 10,616				10,819	$ 10,000
C000238456
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Enhanced Income ETF
Account Value	$ 11,969				10,649			11,022			11,029			11,191		11,010		10,830		10,706		10,507		10,244			10,073		$ 10,000
C000230898
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Health Care ETF
Account Value	$ 12,262				11,967			12,087			13,352			12,752		12,570		11,102		10,159		10,731		10,109			10,701			9,531		9,863	10,865			$ 11,178		$ 10,000
C000231201
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Hedged Equity ETF
Account Value	$ 13,326				12,620			12,968			12,671			12,101		11,545		10,961		10,258		10,425		9,895			9,389			9,128		9,254	9,810			10,251	$ 10,000
C000233895
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify High Yield ETF
Account Value	$ 12,241				11,839			11,239			11,417			10,775		10,583		10,347		9,709		9,636		9,551			9,200			8,983		9,027	9,859		10,000
C000227299
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Interest Rate Hedge ETF
Account Value	$ 21,549							20,650						18,534				15,133				12,981					14,523					11,452				7,489					$ 8,111			$ 10,000
C000230231
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Intermediate Term Treasury Futures Strategy ETF
Account Value	$ 6,121				5,919			5,468			6,309			5,646		5,747		6,078		5,345		6,132		6,688			6,238			6,204		7,353	8,132			9,944			$ 10,031	$ 10,000
C000246389
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify MBS ETF
Account Value	$ 10,999							10,595						10,424				10,367	$ 10,000
C000249114
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify NEXT Intangible Core Index ETF
Account Value	$ 12,809							11,635						10,503	$ 10,000
C000238444
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Short Term Treasury Futures Strategy ETF
Account Value	$ 9,917				9,753			9,380			10,014			9,179		9,286		9,725		9,055		9,303		10,267			9,940	$ 10,000
C000259297
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Target 15 Distribution ETF
Account Value	$ 10,799			10,000
C000238457
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Treasury Option Income ETF
Account Value	$ 11,326				11,570			11,293			11,150			10,884		10,882		10,533		10,466		10,327		10,188			10,077		10,000
C000227543
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify US Equity PLUS Bitcoin Strategy ETF
Account Value	$ 18,032							16,804						14,860				12,260				10,668					8,247					8,355				11,444					10,146	$ 10,000
C000220986
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify US Equity PLUS Convexity ETF
Account Value	$ 17,501							15,794						15,257				12,931				12,088					10,427					10,923				13,976					12,367				$ 10,834		$ 10,000
C000220987
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify US Equity PLUS Downside Convexity ETF
Account Value	$ 16,216							14,212						13,698				12,088				11,393					9,986					10,818				13,429					12,207				10,798		10,000
C000220988
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify US Equity PLUS Upside Convexity ETF
Account Value	$ 19,097							17,529						17,174				13,986				12,886					10,973					11,047				14,561					12,552				10,877		10,000
C000236819
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Bitcoin Strategy PLUS Income ETF
Account Value	$ 50,781				31,346			40,339			28,815			29,106		34,930		21,172		13,805		15,816		14,761			8,693			10,000	$ 10,000
C000254611
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Gold Strategy PLUS Income ETF
Account Value	$ 13,974				11,640			9,585		$ 10,000
C000243093
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Multi-QIS Alternative ETF
Account Value	$ 9,441							10,218						10,478				10,237			$ 10,000
C000227300
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Volatility Premium ETF
Account Value	$ 13,923							14,392						14,353				13,429				12,476					10,914					10,132				11,436					10,805		$ 10,000
C000243094
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Opportunistic Income ETF
Account Value	$ 10,882							11,045						10,510				10,526				10,004	$ 10,000
C000238807
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Propel Opportunities ETF
Account Value	$ 8,838							8,588						11,144				9,566				9,503				$ 10,000
C000223058
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Volt TSLA Revolution ETF
Account Value	$ 19,732							19,185						8,852				7,699				7,258					4,810					7,297				12,382					9,466				10,456	$ 10,000
C000241460
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Commodities Strategy No K-1 ETF
Account Value	$ 12,024				13,121			11,298			10,510			9,977		9,611		9,497		10,250		9,914		9,956	$ 10,000
C000233897
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Managed Futures Strategy ETF
Account Value	$ 13,037				14,257			13,398			12,168			12,508		11,492		10,789		11,783		10,922		9,963			11,182			11,809		10,907	9,566	$ 10,000
C000259701
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Piper Sandler US Small-Cap PLUS Income ETF
Account Value	$ 11,025		$ 10,000
C000248321
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Tara India Opportunities ETF
Account Value	$ 11,782							11,513						11,229			$ 10,000
C000251042
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify National Muni Bond ETF
Account Value	$ 10,280				9,289			9,843			10,095	$ 10,000
C000251041
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Gamma Emerging Market Bond ETF
Account Value	$ 10,942				10,585			10,395			10,289		$ 10,000
C000259668
Account Value [Line Items]
Line Graph and Table Measure Name	Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Account Value	$ 10,256	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,068				9,948			9,678			9,984			9,491		9,485		9,559		8,949		9,248		9,326			9,058			8,892		9,335	9,795		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,211				10,090			9,817	10,000
MSCI China Net Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Net Total Return USD Index
Account Value	$ 12,589				12,342		10,000
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 10,685				9,586	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,396				11,260			10,956			11,302			10,743		10,736		10,820		10,130		10,468		10,557			10,253		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 14,919				13,448			14,048			13,718			12,955		12,423		11,237		10,060		10,401		9,565			8,898			8,272		8,697	10,366			10,866		10,000
Bloomberg US EQ:FI 60:40 Index (BMA6040) 11-01-21
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Account Value	$ 12,186				11,346			11,529			11,476			10,873		10,597		10,010		9,108		9,398		8,953			8,454			8,053		8,449	9,606			10,168	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,068				9,948			9,678			9,984			9,491		9,485		9,559		8,949		9,248		9,326			9,058			8,892		9,335	9,795		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 9,766							9,389						9,207				9,273				8,971					8,787					9,056				10,101					10,095			10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,644				9,529			9,271			9,564			9,091		9,085		9,156		8,572		8,858		8,934			8,677			8,517		8,942	9,382			9,974			9,973	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,223							10,790						10,581				10,656	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 12,460							11,732						10,819	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,277				11,142			10,841			11,183			10,631		10,624		10,707		10,024		10,358		10,446			10,146	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,396				11,260			10,956			11,302			10,743		10,736		10,820		10,130		10,468		10,557			10,253		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 15,722							14,804						13,652				11,841				10,960					9,376					9,165				11,450					10,253	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 19,310							18,182						16,767				14,543				13,462					11,516					11,256				14,063					12,593				10,927		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 19,310							18,182						16,767				14,543				13,462					11,516					11,256				14,063					12,593				10,927		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 19,310							18,182						16,767				14,543				13,462					11,516					11,256				14,063					12,593				10,927		$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 17,765				16,013			16,727			16,334			15,426		14,792		13,380		11,979		12,384		11,389			10,595			9,850	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,225				10,103			9,830		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,992							10,567						10,362				10,437			10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 16,253							15,303						14,113				12,241				11,330					9,693					9,474				11,836					10,599		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,840							10,421						10,219				10,293				9,958	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 15,442							14,540						13,409				11,631				10,766				10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 17,774							16,736						15,434				13,387				12,391					10,600					10,361				12,944					11,591				$ 10,057	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,849				10,720			10,430			10,759			10,228		10,221		10,301		9,644		9,966		10,050	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,021				9,901			9,634			9,938			9,447		9,441		9,515		8,907		9,205		9,283			9,016			8,850		9,292	9,749	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return
Account Value	$ 11,100		$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 11,464				10,333			10,794			10,540	10,000
J.P. Morgan EMBI Global Core Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Core Index (USD)
Account Value	$ 10,705				10,347			10,138			10,377		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,191	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 11,511			10,000
ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Long US Treasury Principal STRIPS Index (USD) TR
Account Value	$ 8,883				9,398			8,989	$ 10,000
CSI 300 Net Total Return Index USD - 011325
Account Value [Line Items]
Line Graph and Table Measure Name	CSI 300 Net Total Return Index USD - 011325
Account Value	$ 10,947				10,578		$ 10,002
Bloomberg GSAM FX Carry Index - 020325
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg GSAM FX Carry Index - 020325
Account Value	$ 9,889				10,118	$ 10,000
Capital U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Capital U.S. Corporate High Yield Index
Account Value	$ 13,042				12,597			12,472			12,450			11,825		11,697		11,528		10,757		10,708		10,524			10,161		10,000
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Account Value	$ 11,361				11,244			11,130			11,002			10,853		10,712		10,575		10,432		10,297		10,178			10,070		10,000
MSCI USA IMI/Health Care Net (USD) - 100721
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI/Health Care Net (USD) Index
Account Value	$ 10,434				11,095			10,596			11,758			11,060		11,218		10,364		9,689		10,076		9,778			10,151			9,112		9,563	10,318			10,774		$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 14,221				12,819			13,391			13,076			12,349		11,841		10,711		9,590		9,914		9,117			8,481			7,885		8,290	9,881			10,357	$ 10,000
ICE BofA US High Yield Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 11,933				11,521			11,413			11,395			10,824		10,707		10,548		9,852		9,800		9,643			9,297			8,941		9,002	9,999		$ 10,000
ICE US Treasury 20+ Year Bond Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 20+ Year Bond Index TR
Account Value	$ 7,269							7,076						7,247				7,669				7,805					7,506					8,527				10,885					$ 10,478			$ 10,000
ICE US Treasury 20+ Year Bond Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 20+ Year Bond Index TR
Account Value	$ 6,803				6,938			6,623			7,322			6,783		6,920		7,177		6,356		7,305		7,483			7,026			7,123		7,981	9,083			$ 10,187			$ 9,816	$ 10,000
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 11,300							10,842						10,609				10,713	$ 10,000
Next Intangible Core Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Next Intangible Core Index TR (USD)
Account Value	$ 12,943							11,682						10,505	$ 10,000
ICE US Treasury 7-10 Year Bond Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 7-10 Year Bond Index
Account Value	$ 10,920				10,770			10,366			10,864			10,277		10,283		10,422		9,792		10,244		10,438			10,081	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 11,511			$ 10,000
Bloomberg 1 - 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 - 3 Month U.S. Treasury Bill Index
Account Value	$ 11,387				11,267			11,150			11,019			10,871		10,727		10,587		10,443		10,304		10,180			10,070		10,000
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Account Value	$ 11,361				11,244			11,130			11,002			10,853		10,712		10,575		10,432		10,297		10,178			10,070		$ 10,000
Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
Account Value [Line Items]
Line Graph and Table Measure Name	Nasdaq Bitcoin Reference Price Index (USD) 09-29-22
Account Value	$ 55,063				42,229			47,964			32,658			30,899		35,790		21,544		13,791		15,648		14,423			8,511			9,925	$ 10,000
Solactive Gold Spot Index ER USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Gold Spot Index ER USD Index
Account Value	$ 12,544				11,844			9,946		$ 10,000
ICE BofA 3 Month US Treasury Bill (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Account Value	$ 11,021							10,797						10,529				10,259			$ 10,000
ICE BofA US High Yield Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 12,269							11,735						11,130				10,846				10,077	10,000
Bloomberg U.S. Universal Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Total Return Index
Account Value	$ 10,983							10,551						10,311				10,340				9,965	$ 10,000
MSCI USA IMI/Health Care Net (USD) - 020723
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI/Health Care Net (USD) Index
Account Value	$ 10,390							10,552						11,014				10,321				10,034				$ 10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 11,010				11,360			10,433			10,480			10,410		10,118		9,901		10,381		9,914		10,175	$ 10,000
SG CTA Index
Account Value [Line Items]
Line Graph and Table Measure Name	SG CTA Index
Account Value	$ 9,799				10,339			10,606			10,623			11,116		$ 11,367		$ 10,362		$ 10,930		$ 10,727		$ 10,169			$ 10,725			$ 11,258		$ 10,814	$ 10,070	$ 10,000
MSCI INDIA INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI INDIA INDEX
Account Value	$ 11,008							10,385						$ 10,916			$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 9,886				9,898			9,920			10,042	$ 10,000
J.P. Morgan EMBI Global Diversified Composite Index - 081224
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Composite Index - 081224
Account Value	$ 10,727				$ 10,382			$ 10,154			$ 10,355		$ 10,000
ICE BofA US High Yield Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 10,205	$ 10,000